AFL-CIO HIT TRANSCRIPT – Generic Video (30 Seconds)

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Residences @ 150 Bagley project

Kate Bennett, CEO, Boston Housing Authority:

HIT. They're investing in projects that have a greater purpose.

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123,339 Units of Housing

67% Affordable Housing

Chris Coleman, AFL-CIO HIT, Chair, Board of Trustees:

The dollars that the workers on these projects are earning get reinvested.

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$36.5 Billion Total Economic Impacts

Liz Shuler, President, AFL-CIO:

We can create jobs, and we can actually revitalize a whole community.

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95 St. Alphonsus Street Apartments project

Byron Osbern, Business Representative, IBEW Local 58:

The HIT Fund is our members' money in action.

Chris Coleman:

For any community, when they partner with Housing Investment Trust, it's a map of growth, it's a map of future success of your city.

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Map of HIT Projects in Construction/Committed

California, 3 Projects Under Construction, 1.4M Hours of Union Construction Work, $79.1 M HIT Investment

Texas, 1 Project Under Construction, 0.3M Hours of Union Construction Work, $37.0 M HIT Investment

Hawaii, 1 Project Under Construction, 0.4M Hours of Union Construction Work, $17.1 M HIT Investment

Missouri, 1 Project Under Construction, 0.4M Hours of Union Construction Work, $32.0 M HIT Investment

Minnesota, 12 Projects Under Construction, 3.9M Hours of Union Construction Work, $408.9 M HIT Investment

Wisconsin, 1 Project Under Construction, 1.5M Hours of Union Construction Work, $104.7 M HIT Investment

Illinois, 8 Projects Under Construction, 2.6M Hours of Union Construction Work, $357.8 M HIT Investment

Michigan, 2 Projects Under Construction, 1.0M Hours of Union Construction Work, $62.3M HIT Investment

Ohio, 2 Projects Under Construction, 0.5M Hours of Union Construction Work, $45.6M HIT Investment

Pennsylvania, 1 Project Under Construction, 0.3M Hours of Union Construction Work, $13.8 M HIT Investment

New York, 4 Projects Under Construction, 6.7M Hours of Union Construction Work, $210.0M HIT Investment

Massachusetts, 5 Projects Under Construction, 2.1M Hours of Union Construction Work, $198.8M HIT Investment

HIT’s National Impact:

566 Projects

$9.8 Billion Invested Capital

189.9 Million Hours of Union Construction Work

123,339 Units of Housing (67% Affordable)

$36.5 Billion Total Economic Impacts

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AFL-CIO Housing Investment Trust

Competitive Returns | Union Construction Jobs | Housing Finance

Job and economic impact figures are estimates calculated using IMPLAN, an input-output model, based on HIT and subsidiary Building America project data. The data is current as of December 31, 2021. Economic impact data is in 2020 dollars and all other figures are nominal.

Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202-331-8055 or by viewing the HIT’s website at www.aflcio-hit.com. The prospectus should be read carefully before investing.

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